FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Lease Receivables
Operating lease receivables	$ 23,140	$ 58,921
Up to 1 year [member]
Financial Lease Receivables
Operating lease receivables	13,938	24,252
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	$ 9,202	20,779
From two to three years
Financial Lease Receivables
Operating lease receivables		$ 13,890